Schedule of Details of Dividend Payments (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Amount per Share	$ 1.10	$ 1.06	$ 1.02
Total Amount	$ 170	$ 167	$ 165